RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of transactions with related parties

	12/31/2025			12/31/2024
Reserve	Jointly controlled companies	Associates	Post-employment benefit entities	Jointly controlled companies	Associates	Post-employment benefit entities
Assets
Clients	106,159	6,383	—	154,736	3,788	—
Accounts receivable	—	—	—	—	—	—
Dividends / Interest on own capital receivable	215,295	212,916	—	242,835	465,159	—
Loans and financing receivable	1,038	42,193	68,968	—	—	—
Other assets	—	—	—	1,286	41,056	59,712
	322,493	261,492	68,968	398,857	510,003	59,712

Passive items
Suppliers	46,223	127	694	6,255	—	—
Provisions	—	—	—	—	—	177,503
Social security contribution	—	—	—	—	—	12,907
Actuarial debt agreements	—	—	—	—	—	2,907,762
Sundry obligations	—	—	—	38,940	—	—
Purchase of electricity	—	—	—	23,646	—	—
Obligations with subsidiaries	4,839	—	189,236	—	—	—
Other liabilities	—	—	9,258	—	—	63,648
	51,062	127	199,188	68,841	—	3,161,820

	12/31/2025			12/31/2024
Result	Jointly controlled companies	Associates	Post-employment benefit entities	Jointly controlled companies	Associates	Post-employment benefit entities
Revenue from the use of electricity	47,026	48,527	—	401,993	—	—
Income from services rendered	585,148	47,891	—	7,324	—	—
Network use charges	(112,959)	(55,314)	—	(57,723)	—	—
Purchase/sale of electricity	(604,107)	—	—	(543,908)	—	—
Interest income, commissions, exchange rates and variations and financial expenses	—	50,343	(16,444)	25,101	—	(42,975)
Other revenues (expenses)	10,702	695	(75,243)	377,767	—	(244,759)
	(74,189)	92,142	(91,687)	210,554	—	(287,734)

Schedule of remuneration to key personnel

	12/31/2025	12/31/2024
Short-term benefits	84,813	64,820
Post-employment benefits	4,006	2,165
Shares based remuneration	18,473	17,820
Other long-term benefits	—	1,395
	107,292	86,200